SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Purchase of common stock warrants				25,915,437	4,236,111	5,000,000
Exercise price				$ 0.11		$ 0.11
Common stock shares				1,100,000,000			1,100,000,000
Common stock				$ 57,065			$ 33,300
Common Stock, Shares, Issued				570,651,636			333,000,327
Share price					$ 0.114
Subsequent Event [Member]
Subsequent Event [Line Items]
Payment of principal amount	$ 179,592
Common stock shares			1,000,000
Common stock			$ 51,750
Common stock value subscriptions			$ 25,000
Subsequent Event [Member] | Equity Option [Member] | Three Employees [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued			7,465,500
Option term			5 years
Share price			$ 0.05175
Payments to purchase common stock			$ 155,250
Subsequent Event [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Payment of principal amount		$ 1,142,857
Debt discount percentage		12.50%
Debt instrument, payment terms		The Note carries a 12.5% interest rate with interest only payable monthly from April through August 2022.
Debt instrument, interest rate, percentage		12.50%
Proceeds from debt		$ 874,286
Debt discount	$ 1,000,000.0	142,857
Legal fees		$ 125,714
Monthly redemptions	110.00%
Mandatory prepayment of original principal amount, percentage	125.00%
Debt instrument, long term debt	$ 1,428,571
Purchase of common stock warrants	22,857,143
Exercise price	$ 0.0001